PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Servers and network equipment	49,570	59,409	753.3
Land, land rights and buildings	16,261	16,410	208.1
Infrastructure systems	8,753	9,537	121.0
Office furniture and equipment	3,585	4,843	61.4
Leasehold improvements	1,325	1,980	25.1
Other equipment	519	3,010	38.2
Assets not yet in use	1,435	3,778	47.9
Total	81,448	98,967	1,255.0
Less: accumulated depreciation	(41,708)	(51,111)	(648.1)
Total property and equipment, net	39,740	47,856	606.9